CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
CAPITAL STRUCTURE
12.	CAPITAL STRUCTURE
As of December 31, 2025 and 2024, SCIH’s authorized share capital was 1,927,488,240 Class A ordinary shares and 72,511,760 Class B ordinary shares of a par value of $0.0001 each. As of December 31, 2025 and 2024, 770,352,700 Class A ordinary shares and 72,511,760 Class B ordinary shares were issued and outstanding in each of those years.